Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Changes in Items of Property, Plant and Equipment

Changes in items of property, plant and equipment are as follows:

	Land and buildings	Plant and machinery	Industrial and commercial equipment	Other tangible assets	Assets under construction and advances	Total
	(EUR thousand)
Cost
At January 1, 2024	203,620	615,788	60,012	16,503	612,688	1,508,611
Additions	2,003	34,869	3,029	1,125	234,571	275,597
Disposals	(3,480)	(5,495)	(174)	(94)	(9)	(9,252)
Reclassifications	187,761	110,182	12,125	2,248	(312,316)	—
Impairment	—	—	—	—	(2,616)	(2,616)
Exchange differences	670	(8,925)	(380)	(645)	14,674	5,394
At December 31, 2024	390,574	746,419	74,612	19,137	546,992	1,777,734
Additions	7,469	68,949	4,819	159	202,188	283,584
Disposals	(8)	(3,855)	(80)	(98)	(10,401)	(14,442)
Reclassifications	120,512	87,922	7,138	1,712	(217,284)	—
Impairment	—	—	—	—	(583)	(583)
Exchange differences	(21,331)	(9,863)	(604)	(195)	(26,280)	(58,273)
At December 31, 2025	497,216	889,572	85,885	20,715	494,632	1,988,020

Depreciation and impairment
At January 1, 2024	84,011	335,731	48,123	12,257	—	480,122
Depreciation charge for the year	9,220	42,789	9,036	1,555	—	62,600
Disposals	(1,038)	(4,677)	(162)	(94)	—	(5,971)
Exchange differences	(1,811)	(4,916)	(225)	(467)	—	(7,419)
At December 31, 2024	90,382	368,927	56,772	13,251	—	529,332
Depreciation charge for the year	12,952	48,699	10,338	1,705	—	73,694
Impairment	—	638	—	—	—	638
Disposals	(8)	(3,782)	(80)	(73)	—	(3,943)
Exchange differences	(464)	(2,401)	(256)	(140)	—	(3,261)
At December 31, 2025	102,862	412,081	66,774	14,743	—	596,460

Net book value
At December 31, 2025	394,354	477,491	19,111	5,972	494,632	1,391,560
At December 31, 2024	300,192	377,492	17,840	5,886	546,992	1,248,402